Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Statement of Cash Flows [Abstract]
Net loss	¥ (25,466)	$ (3,587)	¥ (57,667)	¥ (49,064)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,607	367	2,093	1,773
Amortization of right-of-use assets	5,719	806	5,611	3,448
Loss on termination of right-of-use assets			1,750
Allowance for doubtful accounts	1,196	168	9,801
Loss on impairment of property, plant and equipment	1,896	267
Loss on impairment of inventory			180
Loss on impairment of long-term investment	100	14
Share of loss in equity method investee	94	13	39
Changes in operating assets and liabilities:
Accounts receivables	(14,168)	(1,996)	(1,424)	(181)
Inventories	107	15	7,810	(13,250)
Advance to suppliers	(3,929)	(554)	61,085	(71,148)
Other current assets	(21,228)	(2,989)	(23,023)	(6,968)
Amount due from related parties	(22)	(3)	84	843
Other non-current assets	30	4		(68)
Accounts payables	(899)	(127)	1,331	8,488
Accrued expenses and other payables	(15,106)	(2,129)	32,160	2,184
Income tax payables	2,621	369	(3)	2,582
Advance from customers	(721)	(101)	(50,420)	44,964
Amount due to related parties	5,180	731	140	(589)
Operating lease liabilities	(3,453)	(486)	(2,439)	(5,243)
Net cash used in operating activities	(65,442)	(9,218)	(12,892)	(82,229)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(881)	(124)	(7,769)	(9,573)
Purchases of intangible assets			(31)	(1,423)
Loans provided to third parties	(33,255)	(4,684)	(3,859)	(17,046)
Received from refundable deposit for investment	7,409	1,044	2,122	3,614
Prepayment	(42,599)	(6,000)
Loans provided to related parties				(886)
Loans repayments from related parties				555
Payment for deferred consideration in relation to investment	(3,000)	(423)
Decrease/(increase) in long-term investments	(11,750)	(1,655)	(1,850)	10,000
Net cash used in investing activities	(84,076)	(11,842)	(11,387)	(14,759)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution by non-controlling shareholders	5,000	704	5,000	999
Loans received from a third party	15,006	2,114		998
Loans received from long-term bank borrowing				10,000
Proceeds from issuance of ordinary shares	156,197	22,000
Repayments of short-term bank borrowing				(3,000)
Proceeds from short-term bank borrowing	5,000	704
Repayments of long-term bank borrowing	(500)	(70)	(500)
Repayments of loan payable	(1,300)	(183)		(13,000)
Net cash (used in)/provided by financing activities	179,403	25,269	4,500	(4,003)
Net (decrease)/increase in cash and cash equivalents and restricted cash	29,885	4,209	(19,779)	(100,991)
Effects of exchange rate changes	446	63
Cash and cash equivalents and restricted cash at beginning of year	5,908	832	25,687	126,678
Cash and cash equivalents and restricted cash at end of year	36,239	5,104	5,908	25,687
Supplemental disclosures of non-cash activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	4,698	661	6,603	8,538
Derecognition of right-of use-assets			7,408
Derecognition of lease liabilities			5,658
Issue of share for right-of-use assets	¥ 3,428	$ 483